CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS	12 Months Ended
Mar. 31, 2021
CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS
CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS

5.CORRECTION OF PRIOR PERIOD FINANCIAL STATEMENTS

The Company determined that the TDSP charges charged to electricity customers were accounted for on a gross basis in certain markets and net in other markets.  Under the gross basis, TDSP charges to the customer and payments to the service provider are presented gross within sales and cost of goods sold, respectively.  Under the net method, TDSP charges to the customer and payments to the service provider are presented net within cost of goods sold.

Management analyzed the appropriate accounting treatment under IFRS 15, Revenue from contracts with customers,  based on accounting standards and guidance, terms of the contract, commercial understanding and industry practice.  Based on the analysis performed, it was determined that the Company undertakes to deliver the commodity to the customer at their location across various markets and contract offers.  Arranging delivery to the customer’s meter is a part of the activities the Company performs to fulfill its obligation to customers and, as such, the Company is the primary obligor to deliver the commodity to the customer. The Company determined that TDSP charges should be accounted for consistently on a gross basis for the relevant markets where the nature of TDSP charges were identical. As a result, prior years amounts on the Consolidated Statements of Loss with respect to Sales and Cost of goods sold were reclassified to reflect the gross basis of presentation. Amounts reflected for the year ended March 31, 2021 are presented gross.

	Year ended		Year ended
	March 31, 2020,		March 31, 2020
	as originally reported	Correction	(Corrected)
Sales	$2,772,809	$380,843	$3,153,652
Cost of goods sold	2,136,456	380,843	2,517,299
Gross margin	636,353	—	636,353

	Year ended		Year ended
	March 31, 2019,		March 31, 2019
	as originally reported	Correction	(Corrected)
Sales	$3,038,438	$402,955	$3,441,393
Cost of goods sold	2,359,867	402,955	2,762,822
Gross margin	678,571	—	678,571